Capital Instruments - Additional Information (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Level 2
Fair Value Of Capital Instruments [Line Items]
Financial liabilities, at fair value	$ 7,575	$ 6,483